Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 - Subsequent events:

a.	On January 10, 2019, the Group completed the Conversion Agreement with the Controlling Shareholders. See Note 1.f. for additional information.

b.	On January 15, 2019, the Company purchased the outstanding shares of Telcostar. See Note 8.c. for additional information.

c.	On February 17, 2019, the Company's number of shares authorized for issuance under the Plan was increased. See Note 7.d. for additional information.

d.	On March 17, 2019, the Company disclosed in a Report on Form 6-K furnished with the SEC on March 27, 2019, that on March 17, 2019, the IMOD informed the Company that it has ordered the suspension of the licenses granted to ASM under the 2007 Law. In addition, on March 20, 2019, the IMOD decided to suspend the licenses which were granted to ASM and ACSI under the Order for the Supervision of Goods and Services (Engagement in Encryption Items), 1974. The abovementioned decisions arose in the course of an investigation which is ongoing, the details of which are subject to a gag order. On March 26, 2019, the IMOD made public the existence of the investigation and the suspensions. The Company is reviewing the decisions of the IMOD and has limited information about the reasons for the IMOD decisions and the investigation. Based upon the limited information available to the Company at present, the Company believes that the decisions of the IMOD will have a limited impact on future orders. As of the date of this financial statements, the Company is not aware of any financial implication that may result in recording a provision in its books associated with the investigation mentioned above.

e.	On April 17, 2019, the Company issued each of its Controlling Shareholders an award of 350,000 restricted ordinary shares (700,000 restricted ordinary shares for both) under the Company's 2015 Long-Term Equity Incentive Plan and in accordance with Section 3(i) of the Israeli Income Tax Ordinance (New Version) 1961. See Note 7.c. for additional information.